Long-term debt (Details Textual) - USD ($) $ in Millions		1 Months Ended		12 Months Ended
	Jul. 03, 2014	Dec. 29, 2014	Jun. 30, 2011	Dec. 31, 2014	Apr. 08, 2014	Mar. 04, 2014	Sep. 30, 2013
Lampung Facility [Member]
Debt Instrument [Line Items]
Secured Debt					$ 161.1	$ 96.0
Early Repayment of Senior Debt		$ 7.9
Old Credit Facility [Member]
Debt Instrument [Line Items]
Long-term Line of Credit			$ 288.0
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage			1.20%
Debt Issuance Cost			$ 1.9
Term Loan Facility [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Secured Debt							$ 299.0
Export credit tranche [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Secured Debt					143.1	35.5
Long-term Line of Credit				$ 178.6
Debt Instrument, Description of Variable Rate Basis				The interest rate for the export credit tranche of $178.6 million is LIBOR plus a margin of 2.3%.
Line of Credit Facility, Frequency of Payments				The export credit tranche is repayable in quarterly installments over 12 years
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage				0.90%
Debt Instrument, Basis Spread on Variable Rate				2.30%
Early Repayment of Senior Debt		6.3
FSRU tranche [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity				$ 12.1
FSRU tranche [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Secured Debt					$ 18.0	28.4
Long-term Line of Credit				$ 58.5
Debt Instrument, Description of Variable Rate Basis				FSRU tranche of $58.5 million has an interest rate of LIBOR plus a margin of 3.4%.
Line of Credit Facility, Frequency of Payments				The FSRU tranche is repayable quarterly over 7 years
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage				1.40%
Debt Instrument, Basis Spread on Variable Rate				3.40%
Debt Issuance Cost				$ 16.5
Early Repayment of Senior Debt		$ 1.6
Mooring tranche [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Secured Debt						$ 32.1
Line of Credit Facility, Periodic Payment	$ 32.1
Debt Instrument, Description of Variable Rate Basis				The Mooring tranche of $61.9 million bore interest at a rate equal to LIBOR plus a margin of 2.5%.
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage				1.00%
Early Repayment of Senior Debt				$ 61.9
Letter of Credit [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Long-term Line of Credit							$ 10.7
Secured Debt [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Description				The primary financial covenants under the Lampung facility are as follows: · Borrower must maintain a minimum debt service coverage ratio of 1.10 to 1.00 for the preceding nine-month period tested beginning from the second quarterly repayment date of the export credit tranche; · Guarantor’s book equity must be greater than the higher of (i) $200 million and (ii) 25% of total assets; and · Guarantor’s free liquid assets (cash and cash equivalents or available draws on credit facilities) must be greater than $20 million.
Secured Debt [Member] | Old Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage			50.00%